Operating Risk (Tables)	12 Months Ended
Mar. 31, 2018
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2016, 2017 and 2018 are as follows:

	Percentage of net sales Year ended March 31,
	2016	2017	2018
Customer A	12.7%	12.8%	10.8%
Customer B	13.6%	10.6%	*
Customer C	10.4%	10.2%	10.8%
Customer D	*	*	12.8%
Customer E	*	*	11.9%

*       Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2016 and 2017, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2017	2018
Customer A	22.2%	15.5%
Customer D	14.8%	21.0%
Customer E	—*	12.9%

*       Less than 10%